Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	[1]	$ 5,322	$ 6,336	$ 3,393
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets		(7,443)	10,103	(8,086)
Unrealized gains (losses) on derivatives		589	1,386	(899)
Foreign currency translation adjustments		(1,624)	(1,444)	(975)
Defined benefit plans adjustment		354	(970)	1,292
Other comprehensive income (loss), before income tax		(8,124)	9,075	(8,668)
Income tax (expense) benefit related to items of other comprehensive income (loss)		2,266	(3,528)	2,329
Other comprehensive income (loss), net of income tax		(5,858)	5,547	(6,339)
Comprehensive income (loss)		(536)	11,883	(2,946)
Less: Comprehensive income (loss) attributable to noncontrolling interest, net of income tax		32	29	(21)
Comprehensive income (loss) attributable to MetLife, Inc.		$ (568)	$ 11,854	$ (2,925)

[1]	Net income (loss) attributable to noncontrolling interests excludes losses of redeemable noncontrolling interests of less than $1 million for the year ended December 31, 2015. Net income (loss) attributable to noncontrolling interests excludes gains of redeemable noncontrolling interests of less than $1 million for each of the years ended December 31, 2014 and 2013.